Consolidating Guarantor and Non-Guarantor Financial Information	12 Months Ended
Mar. 31, 2018
Consolidating Guarantor and Non-Guarantor Financial Information [Abstract]
Consolidating Guarantor and Non-Guarantor Financial Information
Consolidating Guarantor and Non-Guarantor Financial Information

Certain of our wholly owned subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Senior Unsecured Notes (see Note 8). Pursuant to Rule 3-10 of Regulation S-X, we have presented in columnar format the consolidating financial information for NGL Energy Partners LP (Parent), NGL Energy Finance Corp., the guarantor subsidiaries on a combined basis, and the non-guarantor subsidiaries on a combined basis in the tables below. NGL Energy Partners LP and NGL Energy Finance Corp. are co-issuers of the Senior Unsecured Notes. Since NGL Energy Partners LP received the proceeds from the issuance of the Senior Unsecured Notes, all activity has been reflected in the NGL Energy Partners LP (Parent) column in the tables below.

During the periods presented in the tables below, the status of certain subsidiaries changed, in that they either became guarantors of or ceased to be guarantors of the Senior Unsecured Notes. For purposes of the tables below, when the status of a subsidiary changes, all subsidiary activity is included in either the guarantor subsidiaries column or non-guarantor subsidiaries column based on the status of the subsidiary at the balance sheet date regardless of activity during the year.

There are no significant restrictions that prevent the parent or any of the guarantor subsidiaries from obtaining funds from their respective subsidiaries by dividend or loan. None of the assets of the guarantor subsidiaries (other than the investments in non-guarantor subsidiaries) are restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended.

For purposes of the tables below, (i) the consolidating financial information is presented on a legal entity basis, (ii) investments in consolidated subsidiaries are accounted for as equity method investments, and (iii) contributions, distributions, and advances to (from) consolidated entities are reported on a net basis within net changes in advances with consolidated entities in the consolidating statement of cash flow tables below.

As discussed further in Note 1 and Note 17, the assets and liabilities related to our entire Retail Propane segment (both the portion sold to DCC in March 2018 and the remaining business sold to Superior in July 2018 as well as equity in earnings of Victory Propane) have been classified as held for sale within our March 31, 2018 and 2017 consolidated balance sheets and the results of operations and cash flows related to the entire Retail Propane segment have been classified as discontinued operations and all periods presented have been retrospectively adjusted.

Consolidating Balance Sheet
(in Thousands)

	March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$16,915	$—	$3,329	$1,850	$—	$22,094
Accounts receivable-trade, net of allowance for doubtful accounts	—	—	1,021,616	5,148	—	1,026,764
Accounts receivable-affiliates	—	—	4,772	—	—	4,772
Inventories	—	—	550,978	325	—	551,303
Prepaid expenses and other current assets	—	—	128,311	431	—	128,742
Assets held for sale	—	—	490,800	26,804	—	517,604
Total current assets	16,915	—	2,199,806	34,558	—	2,251,279
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	1,371,495	147,112	—	1,518,607
GOODWILL	—	—	1,127,347	77,260	—	1,204,607
INTANGIBLE ASSETS, net of accumulated amortization	—	—	829,449	83,705	—	913,154
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	17,236	—	—	17,236
NET INTERCOMPANY RECEIVABLES (PAYABLES)	2,110,940	—	(2,121,741)	10,801	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,703,327	—	244,109	—	(1,947,436)	—
LOAN RECEIVABLE-AFFILIATE	—	—	1,200	—	—	1,200
OTHER NONCURRENT ASSETS	—	—	245,039	—	—	245,039
Total assets	$3,831,182	$—	$3,913,940	$353,436	$(1,947,436)	$6,151,122
LIABILITIES AND EQUITY
CURRENT LIABILITIES AND REDEEMABLE NONCONTROLLING INTEREST:
Accounts payable-trade	$—	$—	$850,607	$2,232	$—	$852,839
Accounts payable-affiliates	1	—	1,253	—	—	1,254
Accrued expenses and other payables	41,104	—	181,115	1,285	—	223,504
Advance payments received from customers	—	—	4,507	3,867	—	8,374
Current maturities of long-term debt	—	—	646	—	—	646
Liabilities and redeemable noncontrolling interest held for sale	—	—	30,066	12,514	—	42,580
Total current liabilities and redeemable noncontrolling interest	41,105	—	1,068,194	19,898	—	1,129,197
LONG-TERM DEBT, net of debt issuance costs and current maturities	1,704,909	—	974,831	—	—	2,679,740
OTHER NONCURRENT LIABILITIES	—	—	167,588	5,926	—	173,514
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	82,576	—	—	—	—	82,576
EQUITY:
Partners’ equity	2,002,592	—	1,704,896	327,858	(2,030,939)	2,004,407
Accumulated other comprehensive loss	—	—	(1,569)	(246)	—	(1,815)
Noncontrolling interests	—	—	—	—	83,503	83,503
Total equity	2,002,592	—	1,703,327	327,612	(1,947,436)	2,086,095
Total liabilities and equity	$3,831,182	$—	$3,913,940	$353,436	$(1,947,436)	$6,151,122

Consolidating Balance Sheet
(in Thousands)

	March 31, 2017
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$6,257	$—	$73	$1,496	$—	$7,826
Accounts receivable-trade, net of allowance for doubtful accounts	—	—	752,734	2,824	—	755,558
Accounts receivable-affiliates	—	—	6,709	—	—	6,709
Inventories	—	—	544,045	—	—	544,045
Prepaid expenses and other current assets	—	—	99,416	378	—	99,794
Assets held for sale	—	—	592,080	27,340	—	619,420
Total current assets	6,257	—	1,995,057	32,038	—	2,033,352
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	1,477,804	51,639	—	1,529,443
GOODWILL	—	—	1,309,049	12,240	—	1,321,289
INTANGIBLE ASSETS, net of accumulated amortization	—	—	1,000,505	6,747	—	1,007,252
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	187,423	—	—	187,423
NET INTERCOMPANY RECEIVABLES (PAYABLES)	2,424,730	—	(2,408,189)	(16,541)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,978,158	—	47,598	—	(2,025,756)	—
LOAN RECEIVABLE-AFFILIATE	—	—	3,200	—	—	3,200
OTHER NONCURRENT ASSETS	—	—	238,252	168	—	238,420
Total assets	$4,409,145	$—	$3,850,699	$86,291	$(2,025,756)	$6,320,379
LIABILITIES AND EQUITY
CURRENT LIABILITIES AND REDEEMABLE NONCONTROLLING INTEREST:
Accounts payable-trade	$—	$—	$650,290	$179	$—	$650,469
Accounts payable-affiliates	1	—	7,907	10	—	7,918
Accrued expenses and other payables	42,150	—	155,622	684	—	198,456
Advance payments received from customers	—	—	10,592	—	—	10,592
Current maturities of long-term debt	25,000	—	859	—	—	25,859
Liabilities and redeemable noncontrolling interest held for sale	—	—	46,966	6,397	—	53,363
Total current liabilities and redeemable noncontrolling interest	67,151	—	872,236	7,270	—	946,657
LONG-TERM DEBT, net of debt issuance costs and current maturities	2,138,048	—	820,478	—	—	2,958,526
OTHER NONCURRENT LIABILITIES	—	—	179,827	4,677	—	184,504
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	63,890	—	—	—	—	63,890
EQUITY:
Partners’ equity	2,140,056	—	1,979,785	74,545	(2,052,502)	2,141,884
Accumulated other comprehensive loss	—	—	(1,627)	(201)	—	(1,828)
Noncontrolling interests	—	—	—	—	26,746	26,746
Total equity	2,140,056	—	1,978,158	74,344	(2,025,756)	2,166,802
Total liabilities and equity	$4,409,145	$—	$3,850,699	$86,291	$(2,025,756)	$6,320,379

Consolidating Statement of Operations
(in Thousands)

	Year Ended March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

REVENUES	$—	$—	$16,888,834	$19,954	$(1,492)	$16,907,296
COST OF SALES	—	—	16,412,642	1,491	(1,492)	16,412,641
OPERATING COSTS AND EXPENSES:
Operating	—	—	194,048	7,020	—	201,068
General and administrative	—	—	97,552	577	—	98,129
Depreciation and amortization	—	—	198,119	10,901	—	209,020
(Gain) loss on disposal or impairment of assets, net	—	—	(133,979)	116,875	—	(17,104)
Revaluation of liabilities	—	—	20,124	592	—	20,716
Operating Income (Loss)	—	—	100,328	(117,502)	—	(17,174)
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	—	—	7,539	—	—	7,539
Interest expense	(142,159)	—	(56,988)	(46)	45	(199,148)
Loss on early extinguishment of liabilities, net	(23,201)	—	—	—	—	(23,201)
Other income, net	—	—	7,753	19	(819)	6,953
(Loss) Income From Continuing Operations Before Income Taxes	(165,360)	—	58,632	(117,529)	(774)	(225,031)
INCOME TAX EXPENSE	—	—	(1,354)	—	—	(1,354)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES	94,485	—	(116,224)	—	21,739	—
Loss From Continuing Operations	(70,875)	—	(58,946)	(117,529)	20,965	(226,385)
Income From Discontinued Operations, Net of Tax	—	—	153,431	2,575	774	156,780
Net (Loss) Income	(70,875)	—	94,485	(114,954)	21,739	(69,605)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(240)	(240)
LESS: NET INCOME ATTRIBUTABLE TO REDEEMABLE NONCONTROLLING INTERESTS					(1,030)	(1,030)
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNER LP	$(70,875)	$—	$94,485	$(114,954)	$20,469	$(70,875)

Consolidating Statement of Operations
(in Thousands)

	Year Ended March 31, 2017
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

REVENUES	$—	$—	$12,688,354	$19,639	$(790)	$12,707,203
COST OF SALES	—	—	12,228,661	533	(790)	12,228,404
OPERATING COSTS AND EXPENSES:
Operating	—	—	182,476	6,527	—	189,003
General and administrative	—	—	105,402	403	—	105,805
Depreciation and amortization	—	—	172,798	7,441	—	180,239
Gain on disposal or impairment of assets, net	—	—	(208,890)	—	—	(208,890)
Revaluation of liabilities	—	—	6,305	412	—	6,717
Operating Income	—	—	201,602	4,323	—	205,925
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	—	—	3,830	—	—	3,830
Revaluation of investments	—	—	(14,365)	—	—	(14,365)
Interest expense	(91,259)	—	(58,607)	(174)	46	(149,994)
Gain on early extinguishment of liabilities, net	8,507	—	16,220	—	—	24,727
Other income, net	—	—	27,205	—	(593)	26,612
(Loss) Income From Continuing Operations Before Income Taxes	(82,752)	—	175,885	4,149	(547)	96,735
INCOME TAX EXPENSE	—	—	(1,933)	—	—	(1,933)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES	219,794	—	(1,336)	—	(218,458)	—
Income From Continuing Operations	137,042	—	172,616	4,149	(219,005)	94,802
Income From Discontinued Operations, Net of Tax	—	—	47,178	1,347	547	49,072
Net Income	137,042	—	219,794	5,496	(218,458)	143,874
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(6,832)	(6,832)
NET INCOME ATTRIBUTABLE TO NGL ENERGY PARTNER LP	$137,042	$—	$219,794	$5,496	$(225,290)	$137,042

Consolidating Statement of Operations
(in Thousands)

	Year Ended March 31, 2016
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

REVENUES	$—	$—	$11,329,210	$169,987	$(30,551)	$11,468,646
COST OF SALES	—	—	10,768,634	23,510	(30,351)	10,761,793
OPERATING COSTS AND EXPENSES:
Operating	—	—	227,260	69,771	(200)	296,831
General and administrative	—	—	110,639	16,920	—	127,559
Depreciation and amortization	—	—	149,158	43,774	—	192,932
Loss on disposal or impairment of assets, net	—	—	303,559	17,344	—	320,903
Revaluation of liabilities	—	—	(82,673)	—	—	(82,673)
Operating Loss	—	—	(147,367)	(1,332)	—	(148,699)
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	—	—	4,902	11,747	—	16,649
Interest expense	(43,493)	—	(82,045)	(7,257)	46	(132,749)
Gain on early extinguishment of liabilities, net	—	—	28,532	—	—	28,532
Other income, net	—	—	4,536	295	(310)	4,521
(Loss) Income From Continuing Operations Before Income Taxes	(43,493)	—	(191,442)	3,453	(264)	(231,746)
INCOME TAX BENEFIT (EXPENSE)	—	—	635	(207)	—	428
EQUITY IN NET LOSS FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES	(155,436)	—	(7,011)	—	162,447	—
(Loss) Income From Continuing Operations	(198,929)	—	(197,818)	3,246	162,183	(231,318)
Income From Discontinued Operations, Net of Tax	—	—	42,382	1,575	264	44,221
Net (Loss) Income	(198,929)	—	(155,436)	4,821	162,447	(187,097)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(11,832)	(11,832)
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNER LP	$(198,929)	$—	$(155,436)	$4,821	$150,615	$(198,929)

Consolidating Statements of Comprehensive Income (Loss)
(in Thousands)

	Year Ended March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Net (loss) income	$(70,875)	$—	$94,485	$(114,954)	$21,739	$(69,605)
Other comprehensive income (loss)	—	—	58	(45)	—	13
Comprehensive (loss) income	$(70,875)	$—	$94,543	$(114,999)	$21,739	$(69,592)

	Year Ended March 31, 2017
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Net income	$137,042	$—	$219,794	$5,496	$(218,458)	$143,874
Other comprehensive loss	—	—	(1,626)	(45)	—	(1,671)
Comprehensive income	$137,042	$—	$218,168	$5,451	$(218,458)	$142,203

	Year Ended March 31, 2016
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Net (loss) income	$(198,929)	$—	$(155,436)	$4,821	$162,447	$(187,097)
Other comprehensive loss	—	—	—	(48)	—	(48)
Comprehensive (loss) income	$(198,929)	$—	$(155,436)	$4,773	$162,447	$(187,145)

Consolidating Statement of Cash Flows
(in Thousands)

	Year Ended March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	$(141,967)	$—	$186,959	$9,411	$(774)	$53,629
Net cash provided by operating activities-discontinued operations	—	—	80,857	3,481	—	84,338
Net cash (used in) provided by operating activities	(141,967)	—	267,816	12,892	(774)	137,967
INVESTING ACTIVITIES:
Capital expenditures	—	—	(130,760)	(3,001)	—	(133,761)
Acquisitions, net of cash acquired	—	—	3,100	(22,997)	—	(19,897)
Settlements of commodity derivatives	—	—	(100,405)	—	—	(100,405)
Proceeds from sales of assets	—	—	33,844	—	—	33,844
Proceeds from divestitures of businesses and investments	—	—	292,112	37,668	—	329,780
Transaction with an unconsolidated entity (Note 13)	—	—	(6,424)	—	—	(6,424)
Investments in unconsolidated entities	—	—	(21,465)	—	—	(21,465)
Distributions of capital from unconsolidated entities	—	—	11,969	—	—	11,969
Repayments on loan for natural gas liquids facility	—	—	10,052	—	—	10,052
Loan to affiliate	—	—	(2,510)	—	—	(2,510)
Repayments on loan to affiliate	—	—	4,160	—	—	4,160
Net cash provided by investing activities-continuing operations	—	—	93,673	11,670	—	105,343
Net cash provided by (used in) investing activities-discontinued operations	—	—	165,958	(719)	—	165,239
Net cash provided by investing activities	—	—	259,631	10,951	—	270,582
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	2,434,500	—	—	2,434,500
Payments on revolving credit facilities	—	—	(2,279,500)	—	—	(2,279,500)
Repayment and repurchase of senior secured and senior unsecured notes	(486,699)	—	—	—	—	(486,699)
Payments on other long-term debt	—	—	(877)	—	—	(877)
Debt issuance costs	(692)	—	(2,008)	—	—	(2,700)
Contributions from noncontrolling interest owners, net	—	—	—	23	—	23
Distributions to general and common unit partners and preferred unitholders	(225,067)	—	—	—	—	(225,067)
Distributions to noncontrolling interest owners	—	—	—	(3,082)	—	(3,082)
Proceeds from sale of preferred units, net of offering costs	202,731	—	—	—	—	202,731
Repurchase of warrants	(10,549)	—	—	—	—	(10,549)
Common unit repurchases and cancellations	(15,817)	—	—	—	—	(15,817)
Payments for settlement and early extinguishment of liabilities	—	—	(3,408)	—	—	(3,408)
Net changes in advances with consolidated entities	688,718	—	(669,452)	(20,040)	774	—
Net cash provided by (used in) financing activities-continuing operations	152,625	—	(520,745)	(23,099)	774	(390,445)
Net cash used in financing activities-discontinued operations	—	—	(3,446)	(390)	—	(3,836)
Net cash provided by (used in) financing activities	152,625	—	(524,191)	(23,489)	774	(394,281)
Net increase in cash and cash equivalents	10,658	—	3,256	354	—	14,268
Cash and cash equivalents, beginning of period	6,257	—	73	1,496	—	7,826
Cash and cash equivalents, end of period	$16,915	$—	$3,329	$1,850	$—	$22,094

Consolidating Statement of Cash Flows
(in Thousands)

	Year Ended March 31, 2017
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	$(749,250)	$—	$635,322	$16,675	$(547)	$(97,800)
Net cash provided by operating activities-discontinued operations	—	—	67,733	5,029	—	72,762
Net cash (used in) provided by operating activities	(749,250)	—	703,055	21,704	(547)	(25,038)
INVESTING ACTIVITIES:
Capital expenditures	—	—	(338,569)	(6,367)	—	(344,936)
Acquisitions, net of cash acquired	—	—	(41,928)	—	—	(41,928)
Settlements of commodity derivatives	—	—	(37,086)	—	—	(37,086)
Proceeds from sales of assets	—	—	28,232	—	—	28,232
Proceeds from divestitures of businesses and investments	—	—	112,370	22,000	—	134,370
Investments in unconsolidated entities	—	—	(2,105)	—	—	(2,105)
Distributions of capital from unconsolidated entities	—	—	9,692	—	—	9,692
Repayments on loan for natural gas liquids facility	—	—	8,916	—	—	8,916
Loan to affiliate	—	—	(3,200)	—	—	(3,200)
Repayments on loan to affiliate	—	—	655	—	—	655
Payment to terminate development agreement	—	—	(16,875)	—	—	(16,875)
Net cash (used in) provided by investing activities-continuing operations	—	—	(279,898)	15,633	—	(264,265)
Net cash used in investing activities-discontinued operations	—	—	(86,463)	(12,398)	—	(98,861)
Net cash (used in) provided by investing activities	—	—	(366,361)	3,235	—	(363,126)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	1,700,000	—	—	1,700,000
Payments on revolving credit facilities	—	—	(2,733,500)	—	—	(2,733,500)
Issuance of senior unsecured notes	1,200,000	—	—	—	—	1,200,000
Repayment and repurchase of senior secured and senior unsecured notes	(21,193)	—	—	—	—	(21,193)
Payments on other long-term debt	—	—	(46,153)	—	—	(46,153)
Debt issuance costs	(21,868)	—	(11,690)	—	—	(33,558)
Contributions from general partner	49	—	—	—	—	49
Contributions from noncontrolling interest owners, net	—	—	—	672	—	672
Distributions to general and common unit partners and preferred unitholders	(181,581)	—	—	—	—	(181,581)
Distributions to noncontrolling interest owners	—	—	—	(3,292)	—	(3,292)
Proceeds from sale of preferred units, net of offering costs	234,975	—	—	—	—	234,975
Proceeds from sale of common units, net of offering costs	287,136	—	—	—	—	287,136
Payments for settlement and early extinguishment of liabilities	—	—	(28,468)	—	—	(28,468)
Net changes in advances with consolidated entities	(767,760)	—	788,334	(21,121)	547	—
Net cash provided by (used in) financing activities-continuing operations	729,758	—	(331,477)	(23,741)	547	375,087
Net cash used in financing activities-discontinued operations	—	—	(3,443)	(190)	—	(3,633)
Net cash provided by (used in) financing activities	729,758	—	(334,920)	(23,931)	547	371,454
Net (decrease) increase in cash and cash equivalents	(19,492)	—	1,774	1,008	—	(16,710)
Cash and cash equivalents, beginning of period	25,749	—	(1,701)	488	—	24,536
Cash and cash equivalents, end of period	$6,257	$—	$73	$1,496	$—	$7,826

Consolidating Statement of Cash Flows
(in Thousands)

	Year Ended March 31, 2016
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	$(75,446)	$—	$253,385	$62,430	$(264)	$240,105
Net cash provided by operating activities-discontinued operations	624	—	110,022	3,513	—	114,159
Net cash (used in) provided by operating activities	(74,822)	—	363,407	65,943	(264)	354,264
INVESTING ACTIVITIES:
Capital expenditures	—	—	(581,813)	(57,129)	—	(638,942)
Acquisitions, net of cash acquired	—	—	(208,864)	—	—	(208,864)
Settlements of commodity derivatives	—	—	104,924	—	—	104,924
Proceeds from sales of assets	—	—	7,284	—	—	7,284
Proceeds from divestitures of businesses and investments	—	—	343,135	—	—	343,135
Investments in unconsolidated entities	—	—	(4,480)	(6,951)	—	(11,431)
Distributions of capital from unconsolidated entities	—	—	11,031	4,761	—	15,792
Loan for natural gas liquids facility	—	—	(3,913)	—	—	(3,913)
Repayments on loan for natural gas liquids facility	—	—	7,618	—	—	7,618
Loan to affiliate	—	—	(15,621)	—	—	(15,621)
Repayments on loan to affiliate	—	—	1,513	—	—	1,513
Net cash used in investing activities-continuing operations	—	—	(339,186)	(59,319)	—	(398,505)
Net cash used in investing activities-discontinued operations	(624)	—	(43,778)	(2,420)	—	(46,822)
Net cash used in investing activities	(624)	—	(382,964)	(61,739)	—	(445,327)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	2,499,000	103,500	—	2,602,500
Payments on revolving credit facilities	—	—	(2,041,500)	(91,500)	—	(2,133,000)
Repayment and repurchase of senior secured and senior unsecured notes	(43,421)	—	—	—	—	(43,421)
Proceeds from borrowings under other long-term debt	—	—	45,873	7,350	—	53,223
Payments on other long-term debt	—	—	(1,834)	(255)	—	(2,089)
Debt issuance costs	(3,493)	—	(6,744)	—	—	(10,237)
Contributions from general partner	54	—	—	—	—	54
Contributions from noncontrolling interest owners, net	(3,829)	—	—	15,376	—	11,547
Distributions to general and common unit partners and preferred unitholders	(322,007)	—	—	—	—	(322,007)
Distributions to noncontrolling interest owners	—	—	—	(35,720)	—	(35,720)
Common unit repurchases and cancellations	(17,680)	—	—	—	—	(17,680)
Taxes paid on behalf of equity incentive plan participants	—	—	(19,395)	—	—	(19,395)
Net changes in advances with consolidated entities	462,456	—	(459,553)	(3,167)	264	—
Other	—	—	(43)	(29)	—	(72)
Net cash provided by (used in) financing activities-continuing operations	72,080	—	15,804	(4,445)	264	83,703
Net cash used in financing activities-discontinued operations	—	—	(2,928)	(70)	—	(2,998)
Net cash provided by (used in) financing activities	72,080	—	12,876	(4,515)	264	80,705
Net decrease in cash and cash equivalents	(3,366)	—	(6,681)	(311)	—	(10,358)
Cash and cash equivalents, beginning of period	29,115	—	4,980	799	—	34,894
Cash and cash equivalents, end of period	$25,749	$—	$(1,701)	$488	$—	$24,536